Concentrations (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Concentrations [Abstract]
Cash and cash equivalents		$ 9,343,368	$ 5,166,851
Bank account insured value	¥ 500,000	71,249
Cash		$ 9,343,368	$ 5,166,851